Statements of Operations - USD ($) shares in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Research and development expenses, net	$ 340,051	$ 15,613	$ 602,575	$ 477,607	$ 822,759	$ 836,698
General and administrative expenses	304,516	14,081	1,120,008	45,390	92,018	65,113
Operating loss	644,567	29,694	1,722,583	522,997	914,777	901,811
Financing expenses (income), net	7,333	7,647	240,757	(1,333)	6,063	119,023
Loss for the period	$ 651,900	$ 37,341	$ 1,963,340	$ 521,664	$ 920,840	$ 1,020,834
Basic and diluted loss per share (in USD)	$ (0.079)	$ (0.005)	$ (0.253)	$ (0.069)	$ (0.122)	$ (0.135)
Weighted average number of shares outstanding used in computing basic and diluted loss per share - in thousands	8,166	7,541	7,733	7,541	7,541	7,541